CAPITAL STOCK (Tables)	12 Months Ended
Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reconciliation of Net Earnings Attributable to Common Shareholders and Weighted Average Shares Outstanding used to Calculate Basic and Diluted Earnings Per Share
The following table reconciles net earnings attributable to common shareowners and the weighted average shares outstanding used to calculate basic and diluted earnings per share for the fiscal years ended December 28, 2013, December 29, 2012, and December 31, 2011.
Earnings per Share Computation:

	2013	2012	2011
Numerator (in millions):
Net earnings from continuing operations attributable to common shareowners	$518.3	$464.8	$606.7
Net (loss) earnings from discontinued operations	(28.0)	419.0	67.9
Net earnings attributable to common shareowners	$490.3	$883.8	$674.6
Less: Earnings attributable to participating restricted stock units (“RSU’s”)	0.2	1.2	1.4
Net Earnings — basic	$490.1	$882.6	$673.2
Net Earnings — diluted	$490.3	$883.8	$674.6

	2013	2012	2011
Denominator (in thousands):
Basic earnings per share –– weighted-average shares	155,237	163,067	165,832
Dilutive effect of stock options and awards	3,539	3,634	4,273
Diluted earnings per share –– weighted-average shares	158,776	166,701	170,105

	2013	2012	2011
Earnings (loss) per share of common stock:
Basic earnings (loss) per share of common stock:
Continuing operations	$3.34	$2.85	$3.65
Discontinued operations	(0.18)	2.57	0.41
Total basic earnings per share of common stock	$3.16	$5.41	$4.06
Diluted earnings (loss) per share of common stock:
Continuing operations	$3.26	$2.79	$3.57
Discontinued operations	(0.18)	2.51	0.40
Total dilutive earnings per share of common stock	$3.09	$5.30	$3.97

Weighted-Average Stock Options, Warrants and Equity Purchase Contracts Not Included in Computation of Diluted Shares Outstanding
The following weighted-average stock options and warrants were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive (in thousands):

	2013	2012	2011
Number of stock options	307	1,825	2,379
Number of stock warrants	—	3,419	4,939
Number of shares related to the convertible preferred units	—	—	8,458

Common Stock Share Activity
Common stock share activity for 2013, 2012 and 2011 was as follows:

	2013	2012	2011
Outstanding, beginning of year	159,952,027	169,046,961	166,347,430
Shares issued, other	—	814,693	—
Issued from treasury	3,828,056	3,344,163	2,864,564
Returned to treasury	(8,300,853)	(13,253,790)	(165,033)
Outstanding, end of year	155,479,230	159,952,027	169,046,961
Shares subject to the forward share purchase contract	—	(5,581,400)	(5,581,400)
Outstanding, less shares subject to the forward share purchase contract	155,479,230	154,370,627	163,465,561

Common Stock Shares Reserved for Issuance under Various Employee and Director Stock Plans
Common stock shares reserved for issuance under various employee and director stock plans at December 28, 2013 and December 29, 2012 are as follows:

	2013	2012
Employee stock purchase plan	2,414,509	2,586,768
Other stock-based compensation plans	13,778,756	505,851
Total shares reserved	16,193,265	3,092,619

Weighted Average Assumptions that were Granted as Part of Merger

	2013	2012	2011
Average expected volatility	35.0%	35.6%	38.4%
Dividend yield	2.5%	2.8%	2.5%
Risk-free interest rate	1.6%	0.8%	1.1%
Expected term	5.3 years	5.5 years	5.5 years
Fair value per option	$20.70	$17.47	$18.29
Weighted average vesting period	2.8 years	2.3 years	2.7 years

Number of Stock Options and Weighted-average Exercise Prices
The number of stock options and weighted-average exercise prices are as follows:

	2013		2012		2011
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	9,056,493	$56.90	10,444,660	$52.47	11,641,564	$48.69
Granted	961,250	79.72	1,106,075	70.66	1,150,577	65.05
Exercised	(2,414,697)	50.75	(2,258,598)	43.07	(2,166,269)	40.34
Forfeited	(173,784)	80.97	(235,644)	68.48	(181,212)	52.19
Outstanding, end of year	7,429,262	$61.69	9,056,493	$56.90	10,444,660	$52.47
Exercisable, end of year	5,310,381	$57.10	5,515,617	$52.97	6,853,838	$49.74

Outstanding and Exercisable Stock Option
Outstanding and exercisable stock option information at December 28, 2013 follows:

	Outstanding Stock Options			Exercisable Stock Options
Exercise Price Ranges	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price
$35.00 and below	656,479	3.63	$31.25	656,479	3.63	$31.25
$35.01 — 50.00	514,412	3.94	47.72	514,412	3.94	47.72
$50.01 — higher	6,258,371	6.62	66.03	4,139,490	5.38	62.36
	7,429,262	6.17	$61.69	5,310,381	5.03	$57.10

Summary of Non-Vested Restricted Stock Unit Activity and Long-Term Performance Awards
A summary of non-vested restricted stock unit and award activity as of December 28, 2013, and changes during the twelve month period then ended is as follows:

	Restricted Share Units & Awards	Weighted Average Grant Date Fair Value
Non-vested at December 29, 2012	2,226,938	$61.73
Granted	368,059	80.68
Vested	(790,079)	79.73
Forfeited	(54,549)	80.23
Non-vested at December 28, 2013	1,750,369	$68.19

Restricted Share Units & Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Non-Vested Restricted Stock Unit Activity and Long-Term Performance Awards
A summary of the activity pertaining to the maximum number of shares that may be issued is as follows:

	Share Units	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2013	1,084,919	$60.29
Granted	306,955	71.42
Vested	(452,591)	48.56
Forfeited	(86,334)	48.63
Non-vested at December 28, 2013	852,949	$71.70